PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.9% of Net Assets
Non-Convertible Bonds – 88.6%
	ABS Home Equity – 0.1%
$151,118	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 1.080%, 9/19/2045(a)	$102,688

	Aerospace & Defense – 3.1%
815,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	611,250
360,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	253,800
460,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	306,981
120,000	Bombardier, Inc., 8.750%, 12/01/2021, 144A	99,750
135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	119,137
25,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	22,025
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	641,892
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	440,450
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	54,150
365,000	Signature Aviation U.S. Holdings, Inc., 4.000%, 3/01/2028, 144A	329,522
295,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	250,692
70,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	56,875

		3,186,524

	Airlines – 0.3%
30,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	24,075
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	237,834
200,000	Latam Finance Ltd., 7.000%, 3/01/2026, 144A	91,104

		353,013

	Automotive – 2.9%
510,000	Allison Transmission, Inc., 5.875%, 6/01/2029, 144A	479,400
145,000	American Axle & Manufacturing, Inc., 6.250%, 4/01/2025	119,625
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	247,950

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Automotive – continued
$255,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	$203,362
200,000	Ford Motor Credit Co. LLC, 3.219%, 1/09/2022	186,500
200,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	186,000
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	175,000
200,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	173,375
200,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	175,000
185,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	174,054
95,000	General Motors Financial Co., Inc., 3.550%, 7/08/2022	88,343
150,000	General Motors Financial Co., Inc., 3.700%, 5/09/2023	134,923
180,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	163,115
10,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	9,043
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	106,088
240,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	153,600
260,000	Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.500%, 5/15/2027, 144A	226,824

		3,002,202

	Banking – 1.3%
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	474,427
200,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	164,000
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	460,364
265,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	258,129

		1,356,920

	Building Materials – 2.1%
280,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028, 144A	254,800
265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	238,500
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	194,352
445,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A	420,525
360,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	316,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Building Materials – continued
$ 160,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	$141,200
685,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	618,213

		2,184,390

	Cable Satellite – 5.7%
350,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	309,750
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	74,400
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	225,400
165,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	160,908
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	313,425
405,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	416,178
205,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	169,381
505,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	522,624
390,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	420,611
415,000	DISH DBS Corp., 7.750%, 7/01/2026	426,413
140,000	Intelsat Connect Finance S.A., 9.500%, 2/15/2023, 144A	51,800
70,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023	45,850
195,000	Intelsat Jackson Holdings S.A., 8.500%, 10/15/2024, 144A	122,792
430,000	Intelsat Jackson Holdings S.A., 9.750%, 7/15/2025, 144A	283,800
1,400,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,365,616
1,046,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,046,000

		5,954,948

	Chemicals – 1.7%
210,000	Chemours Co. (The), 5.375%, 5/15/2027	160,619
50,000	Chemours Co. (The), 7.000%, 5/15/2025	41,625
1,510,000	Hercules LLC, 6.500%, 6/30/2029	1,221,031
140,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	119,000
160,000	Olin Corp., 5.000%, 2/01/2030	137,424

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Chemicals – continued
$ 60,000	Olin Corp., 5.125%, 9/15/2027	$53,100

		1,732,799

	Construction Machinery – 0.8%
615,000	United Rentals North America, Inc., 4.625%, 10/15/2025	590,400
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,139
235,000	United Rentals North America, Inc., 5.875%, 9/15/2026	238,008

		843,547

	Consumer Cyclical Services – 3.6%
625,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	539,062
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	306,250
350,000	Staples, Inc., 7.500%, 4/15/2026, 144A	309,313
355,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	350,456
2,315,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	2,297,637

		3,802,718

	Consumer Products – 0.3%
115,000	Mattel, Inc., 5.875%, 12/15/2027, 144A	118,197
175,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	173,302

		291,499

	Electric – 2.1%
125,000	AES Corp. (The), 5.125%, 9/01/2027	125,310
150,000	AES Corp. (The), 6.000%, 5/15/2026	147,750
1,105,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,016,600
602,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	635,110
35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	36,050
80,000	NRG Energy, Inc., 5.750%, 1/15/2028	81,600
160,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	115,200

		2,157,620

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Finance Companies – 3.1%
$ 120,000	Navient Corp., 5.000%, 3/15/2027	$103,164
820,000	Navient Corp., 6.500%, 6/15/2022	802,780
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	264,600
805,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	787,129
200,000	Shriram Transport Finance Co. Ltd., 5.100%, 7/16/2023, 144A	139,982
185,000	Springleaf Finance Corp., 6.875%, 3/15/2025	186,317
700,000	Springleaf Finance Corp., 7.125%, 3/15/2026	693,000
405,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023, 144A	283,788

		3,260,760

	Financial Other – 1.8%
755,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	694,381
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	595,819
110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	103,950
50,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	42,500
175,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	171,115
330,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	298,650

		1,906,415

	Food & Beverage – 3.1%
45,000	Aramark Services, Inc., 4.750%, 6/01/2026	42,403
65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	60,490
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	333,300
190,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	196,175
190,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	172,450
505,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	459,178
250,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	236,697
200,000	NBM U.S Holdings, Inc., 6.625%, 8/06/2029, 144A	179,480
200,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	181,500

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Food & Beverage – continued
$ 225,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	$208,687
280,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	282,100
540,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	538,056
15,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	15,560
335,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	343,278

		3,249,354

	Gaming – 2.6%
375,000	Boyd Gaming Corp., 4.750%, 12/01/2027, 144A	309,375
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	151,375
210,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	178,500
345,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027	300,150
155,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	95,325
160,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	100,000
195,000	VICI Properties LP/VICI Note Co., Inc., 3.500%, 2/15/2025, 144A	181,838
265,000	VICI Properties LP/VICI Note Co., Inc., 3.750%, 2/15/2027, 144A	249,762
270,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/2030, 144A	252,787
575,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	534,750
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	210,000
215,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	195,650

		2,759,512

	Government Owned - No Guarantee – 0.4%
710,000	YPF S.A., 6.950%, 7/21/2027, 144A	365,863

	Health Insurance – 0.5%
290,000	Centene Corp., 4.625%, 12/15/2029, 144A	291,450
210,000	Centene Corp., 4.750%, 1/15/2025, 144A	210,523

		501,973

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Healthcare – 8.6%
$ 65,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	$61,709
745,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	689,125
730,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	693,500
350,000	Encompass Health Corp., 4.500%, 2/01/2028	343,000
365,000	Encompass Health Corp., 4.750%, 2/01/2030	357,700
170,000	HCA, Inc., 7.050%, 12/01/2027	175,100
655,000	HCA, Inc., 7.500%, 12/15/2023	661,550
145,000	HCA, Inc., 7.500%, 11/06/2033	145,000
590,000	HCA, Inc., 7.690%, 6/15/2025	607,700
480,000	HCA, Inc., 8.360%, 4/15/2024	494,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	844,600
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	515,000
140,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	140,350
200,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	204,000
575,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	500,285
850,000	Polaris Intermediate Corp., 9.250% PIK or 8.500% Cash, 12/01/2022, 144A(b)	658,750
655,000	Rede D’or Finance S.a.r.l., 4.500%, 1/22/2030, 144A	568,212
90,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	90,000
725,000	Tenet Healthcare Corp., 4.625%, 7/15/2024	692,375
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	372,450
210,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	193,725

		9,008,531

	Home Construction – 1.2%
215,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S Corp., 4.875%, 2/15/2030, 144A	163,348
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(d)(e)(f)	—
210,000	Greenland Global Investment Ltd., EMTN, 6.750%, 9/26/2023	185,861

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Home Construction – continued
$ 230,000	KB Home, 4.800%, 11/15/2029	$193,200
245,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	212,959
200,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025	175,970
185,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	165,189
200,000	Yuzhou Properties Co. Ltd., 8.300%, 5/27/2025	167,078

		1,263,605

	Independent Energy – 3.6%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	407,029
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	253,450
1,025,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A(e)(g)	71,750
90,000	California Resources Corp., 5.500%, 9/15/2021(e)(g)	8,775
41,000	California Resources Corp., 6.000%, 11/15/2024(e)(g)	820
950,000	California Resources Corp., 8.000%, 12/15/2022, 144A(e)(g)	14,250
425,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	104,125
195,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	29,289
25,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	16,998
25,000	EQT Corp., 6.125%, 2/01/2025	19,253
375,000	Gulfport Energy Corp., 6.000%, 10/15/2024	91,875
595,000	Gulfport Energy Corp., 6.375%, 5/15/2025(e)(g)	144,287
365,000	Gulfport Energy Corp., 6.375%, 1/15/2026	71,326
200,000	Hess Corp., 5.600%, 2/15/2041	136,582
610,000	Montage Resources Corp., 8.875%, 7/15/2023(e)(g)	411,750
302,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	59,645
215,000	Occidental Petroleum Corp., 2.700%, 8/15/2022	153,305
240,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	142,130
730,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	399,547

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$ 570,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	$291,649
130,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	68,758
685,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	381,887
175,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	119,875
320,000	SM Energy Co., 5.000%, 1/15/2024	102,384
425,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(e)(g)	100,406
50,000	Viper Energy Partners LP, 5.375%, 11/01/2027, 144A	42,000
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(e)(g)(h)	27,216
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(e)(g)(h)	4,342
805,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(e)(g)(h)	54,338

		3,729,041

	Industrial Other – 0.5%
275,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024	223,542
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	123,825
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024	152,998

		500,365

	Integrated Energy – 0.1%
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	113,484

	Leisure – 0.5%
330,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	293,700
300,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	270,000

		563,700

	Lodging – 1.5%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	140,250
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	702,150
565,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028, 144A	423,750
60,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	52,200

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Lodging – continued
$ 255,000	Wyndham Destinations, Inc., 4.625%, 3/01/2030, 144A	$196,350

		1,514,700

	Media Entertainment – 3.4%
160,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024, 144A	137,200
720,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	585,014
120,000	Gray Television, Inc., 5.125%, 10/15/2024, 144A	117,300
275,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	247,500
99,931	iHeartCommunications, Inc., 6.375%, 5/01/2026	94,560
716,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	623,473
335,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	314,022
125,000	Lamar Media Corp., 4.000%, 2/15/2030, 144A	116,250
305,000	Meredith Corp., 6.875%, 2/01/2026	267,577
105,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	102,638
805,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	742,065
120,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	106,800
170,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	143,650

		3,598,049

	Metals & Mining – 3.9%
60,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	49,950
190,000	Commercial Metals Co., 4.875%, 5/15/2023	179,075
465,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	385,950
1,035,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	830,587
200,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	168,375
210,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	174,760
370,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	364,450
470,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	410,075
555,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	482,850

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 150,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	$139,268
435,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	407,538
440,000	Novelis Corp., 4.750%, 1/30/2030, 144A	391,600
125,000	United States Steel Corp., 6.250%, 3/15/2026	78,750
75,000	United States Steel Corp., 6.875%, 8/15/2025	52,298

		4,115,526

	Midstream – 2.7%
385,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	140,409
205,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	67,609
435,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	146,812
80,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	44,456
320,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	222,784
1,265,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	907,372
105,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	35,700
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022(e)(g)	168,300
335,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	177,550
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	81,767
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	550,400
255,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030, 144A	196,962
175,000	Western Midstream Operating LP, 4.050%, 2/01/2030	76,185

		2,816,306

	Non-Agency Commercial Mortgage-Backed Securities – 1.6%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 4.205%, 11/15/2031, 144A(a)(e)(g)	99,724
225,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 5.205%, 11/15/2031, 144A(a)(e)(g)	223,829
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	745,423
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 4.205%, 11/15/2027, 144A(a)(e)(g)	277,400
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 5.105%, 11/15/2027, 144A(a)(c)(e)(f)	243,633

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.813%, 6/15/2045, 144A(i)	$91,791

		1,681,800

	Oil Field Services – 1.6%
935,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A(d)(e)(g)	65,384
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042(e)(g)	9,882
765,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	365,670
338,175	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	270,540
20,875	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	16,909
196,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	156,800
695,000	Transocean Sentry Ltd., 5.375%, 5/15/2023, 144A	583,800
175,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	82,250
490,000	Valaris PLC, 4.875%, 6/01/2022	106,575

		1,657,810

	Packaging – 0.7%
570,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(b)	489,573
290,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	230,550

		720,123

	Pharmaceuticals – 4.0%
30,000	Bausch Health Americas, Inc., 8.500%, 1/31/2027, 144A	31,350
400,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	378,680
395,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	373,496
40,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	39,200
36,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	35,820
220,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	216,700
145,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	150,481
170,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	179,214
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	271,600

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 600,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 2/01/2025, 144A	$408,000
225,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	207,198
180,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	151,623
2,170,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,556,975
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025, 144A	198,000

		4,198,337

	Property & Casualty Insurance – 0.7%
45,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	44,100
780,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	694,200

		738,300

	Real Estate Operations/Development – 0.2%
200,000	Easy Tactic Ltd., 5.875%, 2/13/2023	164,392

	Refining – 0.9%
405,000	Parkland Fuel Corp., 5.875%, 7/15/2027, 144A	379,647
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	590,550

		970,197

	REITs - Hotels – 0.2%
290,000	Service Properties Trust, 4.750%, 10/01/2026	219,940

	REITs - Mortgage – 1.0%
285,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	225,150
720,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	592,416
255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	214,200

		1,031,766

	REITs - Regional Malls – 0.5%
695,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.750%, 5/15/2026, 144A	563,909

	Restaurants – 1.3%
400,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	369,560
890,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	849,941

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Restaurants – continued
$ 110,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	$103,400

		1,322,901

	Retailers – 1.9%
75,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028, 144A	63,750
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030, 144A	70,550
480,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	470,453
140,000	L Brands, Inc., 5.250%, 2/01/2028	106,946
105,000	L Brands, Inc., 6.750%, 7/01/2036	75,600
390,000	L Brands, Inc., 6.875%, 11/01/2035	288,600
105,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	98,438
695,000	PetSmart, Inc., 7.125%, 3/15/2023, 144A	647,219
40,000	PetSmart, Inc., 8.875%, 6/01/2025, 144A	36,200
125,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	120,937

		1,978,693

	Supermarkets – 1.0%
345,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 2/15/2023, 144A	339,653
365,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	363,175
365,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030, 144A	364,087

		1,066,915

	Technology – 6.5%
335,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	324,950
120,000	CDK Global, Inc., 5.250%, 5/15/2029, 144A	122,400
290,000	CDW LLC/CDM Finance Corp., 4.250%, 4/01/2028	291,450
825,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	715,687
100,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	91,520
1,455,000	CommScope, Inc., 5.500%, 3/01/2024, 144A	1,472,460
620,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	644,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$ 690,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	$648,172
530,000	Nokia OYJ, 4.375%, 6/12/2027	514,100
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	199,291
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	98,450
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	96,938
170,000	PTC, Inc., 3.625%, 2/15/2025, 144A	158,950
245,000	PTC, Inc., 4.000%, 2/15/2028, 144A	235,274
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	250,250
15,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	14,400
900,000	Western Digital Corp., 4.750%, 2/15/2026	913,500

		6,792,592

	Transportation Services – 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(e)(g)	110,000
100,000	Hertz Corp. (The), 7.125%, 8/01/2026, 144A	52,971

		162,971

	Wireless – 3.0%
1,000,000	Altice France Holding S.A., 10.500%, 5/15/2027, 144A	1,056,990
345,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	263,991
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	174,000
550,000	Sprint Capital Corp., 6.875%, 11/15/2028	628,210
890,000	Sprint Corp., 7.125%, 6/15/2024	976,908

		3,100,099

	Wirelines – 1.8%
25,000	CenturyLink, Inc., 5.125%, 12/15/2026, 144A	25,000
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	126,126
670,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	660,808
755,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	750,394

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Wirelines – continued
$ 120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	$124,200
235,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	179,775
505,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(d)(e)(g)	20,200

		1,886,503

	Total Non-Convertible Bonds (Identified Cost $110,150,515)	92,493,300

Convertible Bonds – 5.3%
	Cable Satellite – 1.7%
850,000	DISH Network Corp., 2.375%, 3/15/2024	673,625
1,365,000	DISH Network Corp., 3.375%, 8/15/2026	1,108,177

		1,781,802

	Diversified Manufacturing – 0.6%
755,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	575,687

	Healthcare – 0.3%
315,000	Integra LifeSciences Holdings Corp., 0.500%, 8/15/2025, 144A	271,984

	Independent Energy – 0.2%
645,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(c)(e)(g)	19,350
215,000	PDC Energy, Inc., 1.125%, 9/15/2021	175,365

		194,715

	Oil Field Services – 0.3%
315,000	Nabors Industries, Inc., 0.750%, 1/15/2024(e)(g)	53,692
395,000	Oil States International, Inc., 1.500%, 2/15/2023	308,347

		362,039

	Pharmaceuticals – 1.1%
145,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024, 144A	129,879
490,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	513,487
130,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	99,713
215,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	172,010

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Pharmaceuticals – continued
$ 240,000	PTC Therapeutics, Inc., 3.000%, 8/15/2022	$268,461

		1,183,550

	Technology – 1.1%
425,000	Avaya Holdings Corp., 2.250%, 6/15/2023	324,917
655,000	CalAmp Corp., 2.000%, 8/01/2025	426,405
120,000	Microchip Technology, Inc., 1.625%, 2/15/2027	123,161
340,000	Pure Storage, Inc., 0.125%, 4/15/2023	292,772

		1,167,255

	Total Convertible Bonds (Identified Cost $7,468,472)	5,537,032

	Total Bonds and Notes (Identified Cost $117,618,987)	98,030,332

Senior Loans – 0.1%
	Retailers – 0.1%
401,903	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 5.863%, 6/23/2023(a) (Identified Cost $365,822)	158,080

Loan Participations – 0.3%
	ABS Other – 0.3%
294,855	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037 (Identified Cost $294,211)	271,646

Shares
Preferred Stocks – 2.1%
	Food & Beverage – 1.8%
21,381	Bunge Ltd., 4.875%	1,865,706

	Healthcare – 0.1%
127	Danaher Corp., Series A, 4.750%	131,210

	Midstream – 0.0%
988	Chesapeake Energy Corp., 5.750%(e)(g)	28,139
20	Chesapeake Energy Corp., 5.750%, 144A(e)(g)	569

Shares	Description	Value (†)
Preferred Stocks – continued
	Midstream – continued
137	Chesapeake Energy Corp., 5.750%(e)(g)	$3,902

		32,610

	Technology – 0.2%
190	Broadcom, Inc., Series A, 8.000%	177,529

	Total Preferred Stocks (Identified Cost $3,214,090)	2,207,055

Common Stocks – 0.3%
	Chemicals – 0.1%
12,177	Hexion Holdings Corp., Class B(e)(g)(h)	123,292

	Media – 0.2%
41,970	Clear Channel Outdoor Holdings, Inc.(h)	26,861
17,204	iHeartMedia, Inc., Class A(h)	125,761

		152,622

	Oil, Gas & Consumable Fuels – 0.0%
3,650	Battalion Oil Corp.(h)	17,064

	Total Common Stocks (Identified Cost $1,402,430)	292,978

Other Investments – 0.1%
	Aircraft ABS – 0.1%
100	ECAF I Blocker Ltd.(c)(e)(f)(j) (Identified Cost $1,000,000)	113,400

Warrants – 0.0%
466	iHeartMedia, Inc., Expiration on 5/1/2039(h) (Identified Cost $7,398)	2,971

Principal Amount
Short-Term Investments – 20.6%
$ 21,493,895	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $21,493,895 on 4/01/2020 collateralized by $20,460,000 U.S. Treasury Note, 2.500% due 3/31/2023 valued at $21,809,889; $115,000 U.S. Treasury Note, 1.750% due 11/30/2021 valued at $118,600 including accrued interest(k) (Identified Cost $21,493,895)	21,493,895

	Total Investments – 117.4% (Identified Cost $145,396,833)	122,570,357
	Other assets less liabilities – (17.4)%	(18,156,705)

	Net Assets – 100.0%	$104,413,652

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,041,597	2.0%	$357,033	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(b)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2020, interest payments were made in cash.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Illiquid security.
(f)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $357,033 or 0.3% of net assets.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $2,041,597 or 2.0% of net assets.
(h)	Non-income producing security.
(i)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.

(j)	Securities subject to restriction on resale. At March 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$113,400	0.1%

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $61,176,705 or 58.6% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$1,263,605	$—	(a)	$1,263,605
Non-Agency Commercial Mortgage-Backed Securities	—	1,438,167	243,633	(b)	1,681,800
All Other Non-Convertible Bonds*	—	89,547,895	—		89,547,895

Total Non-Convertible Bonds	—	92,249,667	243,633		92,493,300

Convertible Bonds
Independent Energy	—	175,365	19,350	(c)	194,715
All Other Convertible Bonds*	—	5,342,317	—		5,342,317

Total Convertible Bonds	—	5,517,682	19,350		5,537,032

Total Bonds and Notes	—	97,767,349	262,983		98,030,332

Senior Loans*	—	158,080	—		158,080
Loan Participations*	—	271,646	—		271,646
Preferred Stocks
Food & Beverage	—	1,865,706	—		1,865,706
Midstream	—	32,610	—		32,610
All Other Preferred Stocks*	308,739	—	—		308,739

Total Preferred Stocks	308,739	1,898,316	—		2,207,055

Common Stocks
Chemicals	—	123,292	—		123,292
All Other Common Stocks*	169,686	—	—		169,686

Total Common Stocks	169,686	123,292	—		292,978

Other Investments*	—	—	113,400	(b)	113,400
Warrants	—	2,971	—		2,971
Short-Term Investments	—	21,493,895	—		21,493,895

Total	$478,425	$121,715,549	$376,383		$122,570,357

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or March 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$58,097	$1,050,446	$(1,108,543)	$—	$—	$—	$—	$—	(a)	$(1,108,543)
Non-Agency Commercial Mortgage-Backed Securities	325,435		—	—	(81,802)	—	—	—	—	243,633		(81,802)
Convertible Bonds
Independent Energy	—		24	—	(287,942)	—	—	307,268	—	19,350		(287,942)
Preferred Stocks
Convertible Preferred Stocks
Midstream	196,350		—	—	—	—	—	—	(196,350)	—		—
Common Stocks
Oil, Gas & Consumable Fuels	52,304		—	—	—	—	—	—	(52,304)	—		—
Other Investments
Aircraft ABS	864,000		—	—	(750,600)	—	—	—	—	113,400		(750,600)

Total	$1,438,089		$58,121	$1,050,446	$(2,228,887)	$—	$—	$307,268	$(248,654)	$376,383		$(2,228,887)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $307,268 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Preferred stocks valued at $196,350 were transferred from Level 3 to Level 2 during the period ended March 31, 2020. At December 31, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities. At March 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A common stock valued at $52,304 was transferred from Level 3 to Level 1 during the period ended March 31, 2020. At December 31, 2019, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2020, this security was valued at the market price in the in accordance with the Fund’s valuation policies.

Industry Summary at March 31, 2020 (Unaudited)

Healthcare	9.0%
Technology	7.8
Cable Satellite	7.4
Pharmaceuticals	5.1
Food & Beverage	4.9
Metals & Mining	3.9
Independent Energy	3.8
Consumer Cyclical Services	3.6
Media Entertainment	3.4
Finance Companies	3.1
Aerospace & Defense	3.1
Wireless	3.0
Automotive	2.9
Midstream	2.7
Gaming	2.6
Building Materials	2.1
Electric	2.1
Retailers	2.0
Other Investments, less than 2% each	24.3
Short-Term Investments	20.6

Total Investments	117.4
Other assets less liabilities	(17.4)

Net Assets	100.0%